Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases
8. Leases:
Nomura as lessor
Nomura leases office buildings and aircrafts in Japan and overseas either as head lessor or through subleases. These leases and subleases are primarily classified as operating leases. The related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within
Other assets-Office buildings, land, equipment and facilities.
The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2019			2020
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥2,771	¥(1,498)	¥1,273	¥354	¥(285)	¥69
Aircraft	55,130	(310)	54,820	16,071	(648)	15,423

Total	¥57,901	¥(1,808)	¥56,093	¥16,425	¥(933)	¥15,492

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.
Nomura recognized lease income of ¥1,377 million, ¥2,292 million and ¥2,732 million for the years ended March 31, 2018, 2019 and 2020, respectively. These are included in the consolidated statements of income within
Revenue—Other
.
The following table presents an analysis of future undiscounted lease payments to be received in connection with noncancellable operating leases entered into by Nomura as lessor over the remaining lease term as of March 31, 2020. Amounts in connection with finance leases were not significant.

Millions of yen
March 31, 2020
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥1,308
1 to 2 years	1,308
2 to 3 years	1,270
3 to 4 years	1,243
4 to 5 years	1,243
More than 5 years	7,638

Total	¥14,010

Nomura as lessee
Nomura enters into leases of office space, residential facilities for employees, motor vehicles, equipment and technology assets in the ordinary course of business in both Japan and overseas as lessee. These arrangements predominantly consist of operating leases. Separately Nomura subleases certain real estate and equipment through operating lease arrangements. Nomura has adopted ASC 842 “
Leases
” with effect from April 1, 2019. The total carrying value of
r
ight-of-use
(“ROU”) assets recognized in connection with operating leases as of March 31, 2020 was
¥170,782 million.
The total carrying value of ROU asset recognized in connection with finance leases as of March 31, 2020 was not significant. These lease assets are reported within
Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheets.
Rental expenses, net of sublease rental income, for the years ended March 31, 2018 and 2019 under noncancellable operating lease agreements were ¥44,202 million and ¥44,564 million, respectively. The amount of capital lease assets as of March 31, 2019 was ¥26,561 million and accumulated depreciations on such capital lease assets as of March 31, 2019 was ¥8,272 million, which were reported within
Other Assets—Office buildings, land, equipment and facilities in the consolidated balance sheets. Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.
The
following table presents income and expense amounts recognized through the consolidated statements of income for leases where Nomura is acting as lessee for the year ended March 31, 2020. Amounts for finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions were not significant to the consolidated statements of income for the year ended March 31, 2020
.

Millions of yen
Year ended March 31, 2020
Lease expense:
Operating lease costs	¥48,475

Other income and expenses:
Gross sublease income (1)	¥5,377

(1)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.
Lease cash flow information
Lease payments made in cash in connection with operating leases are classified as operating activity in the consolidated statements of cash flows. The initial recognition of ROU assets and lease liabilities on lease commencement date represents noncash transactions.
The following table presents cash payments made by Nomura as lessee which meet the definition of lease payments and therefore have been included in the measurement of operating lease liabilities recorded under operating cash flows and the total amount of ROU assets and lease liabilities recognized during the year ended March 31, 2020
.

Millions of yen
Year ended March 31, 2020
Operating cash flows for operating leases	¥47,212
ROU assets recognized in connection with new operating leases	¥18,026
Maturity analysis of lease liabilities
The following table presents an analysis of future undiscounted lease payments under operating leases entered into by Nomura as lessee over the remaining lease term as of March 31, 2020 and also represents a reconciliation between total of such lease payments and the discounted carrying value of operating lease liabilities recognized in the consolidated balance sheets as of March 31, 2020. Finance lease liabilities were not significant as of March 31, 2020. These lease liabilities are reported within
Other liabilities
in the consolidated balance sheets
.

Millions of yen
March 31, 2020
Operating leases
Years of payment
Less than 1 year	¥41,270
1 to 2 years	31,087
2 to 3 years	25,262
3 to 4 years	23,081
4 to 5 years	20,670
More than 5 years	74,546

Total undiscounted lease payments	¥215,916
Less: Impact of discounting	(23,756)

Lease liabilities as reported in the consolidated balance sheets	¥192,160

The following table presents the weighted-average discount rate used to measure lease liabilities and the weighted-average remaining lease term of operating leases as of March 31, 2020.

March 31, 2020
Operati ng leases
Weighted-average discount rate used to measure lease liabilities	2.2%
Weighted-average remaining lease term	7.7 years